Stock-Based Compensation - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation
Total stock-based compensation expense	$ 5,462	$ 5,265	$ 19,987	$ 16,823	$ 15,383
Cost of product revenue
Stock-based compensation
Total stock-based compensation expense	311	281	1,132	839	596
Cost of service and other revenue
Stock-based compensation
Total stock-based compensation expense	309	308
Research and development
Stock-based compensation
Total stock-based compensation expense	591	543	2,117	1,713	1,629
Selling, general and administrative
Stock-based compensation
Total stock-based compensation expense	4,251	$ 4,133	15,596	$ 13,147	$ 12,339
Restricted Stock Units And Stock Options
Stock-based compensation
Total unrecognized compensation cost related to unvested stock awards	$ 57,000		$ 40,100
Period of recognition of unrecognized compensation cost	2 years 10 months 24 days		2 years 8 months 12 days